Statement of Changes in Net Assets Available for Benefits - Bar Harbor Bankshares 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 7,216,373
Interest and dividends from investments	2,760,115
Other income	5,341
Total investment income	9,981,829
Interest on notes receivable from participants	49,589
Contributions:
Participants	3,455,000
Company	1,535,806
Rollovers	214,643
Total contributions	5,205,449
Total additions	15,236,867
Deductions from net assets attributed to:
Benefits paid directly to participants	(4,318,765)
Administrative expenses	(87,662)
Total deductions	(4,406,427)
Net increase in net assets available for benefits	10,830,440
Net assets available for benefits:
Beginning of year	62,750,486
End of year	$ 73,580,926